Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Risk Management And Fair Value Measurements
Financial derivative instrument – Fair value at the beginning of the period		$ 619
Financial derivative instrument – Amounts received		(560)
Financial derivative instrument – Fair value as at period end
Loss from financial derivative instrument		$ (59)